Derivative Financial Instruments (Offsetting Of Derivative Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013
Derivative Financial Instruments [Abstract]
Gross Amount Recognized, Derivative assets	$ 91.1		$ 50.3
Gross Amount Offset on the Statement of Financial Position, Derivative assets
Net Amount Of Asset Presented On The Statement Of Financial Position, Derivative assets	91.1		50.3
Gross Amounts not offset on Statement Of Financial Position, Financial Instruments, Derivative assets	(51.4)	[1]	(33.4)	[1]
Gross Amounts not offset on Statement of Financial Position, Cash Collateral Received (Pledged), Derivative assets	(23.8)	[1],[2]	(5.0)	[1],[2]
Gross Amounts not offset on Statement of Financial Position, Net Amount, Derivative assets	15.9		11.9
Gross Amount Recognized, Derivative liabilities	(117.7)		(111.0)
Gross Amount Offset on the Statement of Financial Position, Derivative liabilities
Net Amount of (Liability) Presented on the Statement of Finacial Position, Derivative liabilities	(117.7)		(111.0)
Gross Amounts not offset on Statement Of Financial Position, Financial Instruments, Derivative liabilities	51.4	[1]	33.4	[1]
Gross Amounts not offset on Statement of Financial Position, Cash Collateral Received (Pledged), Derivative liabilities	23.5	[1],[2]	41.0	[1],[2]
Gross Amounts not offset on Statement of Financial Position, Net Amount, Derivative liabilities	$ (42.8)		$ (36.6)

[1]	The Company’s derivative transactions are governed by ISDA agreements that allow for net settlements of certain payments as well as offsetting of all contracts (“Derivative Financial Instruments”) with a given counterparty in the event of bankruptcy or default of one of the two parties to the transaction. We believe our ISDA agreements meet the definition of a master netting arrangement or similar agreement for purposes of the above disclosure. In conjunction with the ISDA agreements, the Company has entered into collateral arrangements with its counterparties which provide for the exchange of cash depending on the change in the market valuation of the derivative contracts outstanding. Such collateral is available to be applied in settlement of the net balances upon the event of default by one of the counterparties.
[2]	Collateral pledged or received is included in Other assets or Other liabilities, respectively.